SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENT

7. SUBSEQUENT EVENT

The Company has evaluated events occurring after the date of the accompanying balance sheet through August 8, 2011, which is the date the financial statements were available to be issued.

Merger, Recapitalization and Name Change

On July 15, 2011, the Company merged with and into Hanover Capital Management, Inc., a Delaware corporation. The merger was effected via a 30-for-1 exchange of the Company’s common stock for the common stock of Hanover Capital Management, Inc., resulting in a decrease in the number of common shares outstanding from 136,044,351 to 4,534,870. The effect of the share exchange has been presented retrospectively for all periods. The ownership of the Company did not change as a result of the merger. As such, the merger was considered a continuation of the same business, under a different entity, for accounting and financial reporting purposes.

As a part of the merger, Hanover Capital Management, Inc. changed its name to Hanover Portfolio Acquisitions, Inc. and moved its offices from California to Texas. The Company began operating under the name Hanover Portfolio Acquisitions, Inc. on July 15, 2011.

7. SUBSEQUENT EVENTS

In March 2011, U.S. Debt Settlement, Inc. paid the Company $85,300 plus $11,212 of accrued interest relating to its outstanding promissory notes. As of April 4, 2011, all outstanding debts due from U.S. Debt Settlement, Inc. were paid in full.